RISK MANAGEMENT - Stage 3 loans and advances evaluation type (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Financial assets	$ 29,553,003	$ 16,822,754
Consumer
RISK MANAGEMENT
Financial assets	41,055,939
Mortgage
RISK MANAGEMENT
Financial assets	25,959,112
Small Business
RISK MANAGEMENT
Financial assets	1,232,075
Stage 3
RISK MANAGEMENT
Financial assets	$ 1,395,831	$ 1,054,240
Percentage of loan portfolio in default	8.30%	6.55%
Stage 3 | Commercial
RISK MANAGEMENT
Financial assets	$ 514,646	$ 512,037
Percentage of loan portfolio in default	9.70%	7.70%
Stage 3 | Consumer
RISK MANAGEMENT
Percentage of loan portfolio in default	6.70%	4.70%
Stage 3 | Mortgage
RISK MANAGEMENT
Financial assets	$ 154,457	$ 143,336
Percentage of loan portfolio in default	4.40%	4.21%
Stage 3 | Financial Leases
RISK MANAGEMENT
Financial assets	$ 726,728	$ 398,867
Stage 3 | Individual Evaluation
RISK MANAGEMENT
Financial assets	7,593,834	6,004,479
ECL	4,143,907	2,852,541
Stage 3 | Individual Evaluation | Commercial
RISK MANAGEMENT
Financial assets	6,050,143	5,163,304
ECL	3,090,340	2,442,820
Stage 3 | Individual Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	1,543,691	841,175
ECL	1,053,567	409,721
Stage 3 | Collective Evaluation
RISK MANAGEMENT
Financial assets	8,784,199	6,508,325
ECL	6,151,076	4,541,894
Stage 3 | Collective Evaluation | Commercial
RISK MANAGEMENT
Financial assets	3,542,040	2,773,470
ECL	2,609,212	1,961,268
Stage 3 | Collective Evaluation | Consumer
RISK MANAGEMENT
Financial assets	2,690,381	1,773,750
ECL	2,351,691	1,579,758
Stage 3 | Collective Evaluation | Mortgage
RISK MANAGEMENT
Financial assets	1,188,859	1,058,229
ECL	639,875	578,593
Stage 3 | Collective Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	1,206,321	782,343
ECL	427,945	337,830
Stage 3 | Collective Evaluation | Small Business
RISK MANAGEMENT
Financial assets	156,598	120,533
ECL	122,353	$ 84,445
Impairment | Individual Evaluation
RISK MANAGEMENT
Financial assets	$ 7,600
Percentage of loan portfolio in default	4.00%